UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    Form 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     March 31, 2006
                                                   --------------

Check here if Amendment 0; Amendment Number:_____
   This Amendment (check only one):     0 is a restatement.
                         0 adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hershey Foods Corporation - Master Retirement Trust
             ---------------------------------------------------
Address:     100 Crystal A Drive
             -------------------
             Hershey, PA  17033
             ------------------

Form 13F File Number:     28-11011
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James G. Nolan
           --------------
Title:     Assistant Treasurer and Director, Benefit Plan Asset Management
           ---------------------------------------------------------------
Phone:     717 534 7019
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Signature, Place and Date of Signing:

/s/ James G. Nolan          Hershey, Pennsylvania          April 27, 2006
------------------          ---------------------          --------------
[Signature]                   [City, State]                   [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

orm 13F Summary Page
Form 13F Information Table Entry Total:  0008
Form 13F Information Table Value Total:  82,658

T-NARR-SH-132

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE  SHARED   NONE
COCA COLA CO COM COM           COM              191216100        0        0 SH       SOLE                      0
ISHARES TR RUSSELL 1000 INDEX  COM              464287622    10780   152500 SH       SOLE                 152500
MERCK & CO INC COM             COM              589331107        0        0 SH       SOLE                      0
MFC ISHARES TR RUSSELL 1000 GR COM              464287614    19356   367000 SH       SOLE                 367000
MFC ISHARES TR RUSSELL 1000 VA COM              464287598     9354   128000 SH       SOLE                 128000
MFC ISHARES TR RUSSELL 2000 GR COM              464287648      717     9000 SH       SOLE                   9000
MFC ISHARES TR RUSSELL 2000 VA COM              464287630      815    10900 SH       SOLE                  10900
MFC SPDR TR UNIT SER 1 STANDAR COM              78462F103    41636   320700 SH       SOLE                 320700
REPORT SUMMARY               0008 DATA RECORDS               82658         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED